UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Guaranty & Trust Company
Address:    4550 New Linden Hill Road, Suite 200
            Wilmington, Delaware  19850

Form 13F File Number: To be provided

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       D. Russell Morgan
Title:      Authorized Person
Phone:      802-229-3113

Signature, Place, and Date of Signing:

/s/ D. Russell Morgan        Montpelier, VT        November 15, 2006
---------------------        --------------        -----------------
     [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 ----------
Form 13F Information Table Entry Total:          126
                                                 ----------
Form 13F Information Table Value Total:          $25,308
                                                 ----------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                  Title             Market
                                    of               Value            Shr/  Put/  Invstmt           Sole    Share   None
         Name of Issuer           Class    Cusip    (x1000)   Shares  Prn   Call  Dscrsn   Mgrs.   Voting  Voting  Voting
-------------------------------------------------------------------------------------------------------------------------
AT&T INC                           COM   00206R102       57    1,756  SHR          SOLE             1,756
ACTIVISION INC                     COM   004930202        3      168  SHR          SOLE               168
ADTRAN INC                         COM   00738A106      411   17,253  SHR          SOLE            17,253
ALCOA INC                          COM   013817101      246    8,759  SHR          SOLE             8,759
ALLSTATE CORP                      COM   020002101      502    8,000  SHR          SOLE             8,000
ALLTEL CORP                        COM   020039103      797   14,366  SHR          SOLE            14,366
ALTRIA GROUP INC.                  COM   02209S103      291    3,800  SHR          SOLE             3,800
AMER ELEC PWR CO                   COM   025537101      475   13,065  SHR          SOLE            13,065
AMERICAN EXPRESS CO                COM   025816109        2       41  SHR          SOLE                41
ANSYS INC                          COM   03662Q105        2       38  SHR          SOLE                38
ARCHER-DANIELS-MIDLAND CO          COM   039483102      406   10,719  SHR          SOLE            10,719
BANK OF AMERICA CORP               COM   060505104       96    1,790  SHR          SOLE             1,790
BARNES GROUP INC.                  COM   067806109       88    5,000  SHR          SOLE             5,000
BAXTER INTL INC                    COM   071813109      637   14,018  SHR          SOLE            14,018
BED BATH & BEYOND INC              COM   075896100      450   11,768  SHR          SOLE            11,768
BIOSITE INCORPORATED               COM   090945106        2       40  SHR          SOLE                40
BOEING CO                          COM   097023105      315    4,000  SHR          SOLE             4,000
BRIGHT HORIZONS FAMILY SOLUTIONS   COM   109195107        2       58  SHR          SOLE                58
BRISTOL-MYERS SQUIBB CO            COM   110122108       63    2,545  SHR          SOLE             2,545
CH ROBINSON WORLDWIDE INC          COM   12541W209        2       35  SHR          SOLE                35
CVS CORP                           COM   126650100        2       60  SHR          SOLE                60
CA INC                             COM   12673P105      143    6,024  SHR          SOLE             6,024
CAPITAL ONE FINANCIAL CORP         COM   14040H105      462    5,876  SHR          SOLE             5,876
CARPENTER TECH INC                 COM   144285103        2       20  SHR          SOLE                20
CATERPILLAR INC                    COM   149123101       66    1,000  SHR          SOLE             1,000
CENTRAL GARDEN & PET CO            COM   153527106        2       40  SHR          SOLE                40
CHEVRONTEXACO CORP                 COM   166764100      755   11,637  SHR          SOLE            11,637
CHICO'S FAS INC                    COM   168615102        1       55  SHR          SOLE                55
CHURCH & DWIGHT CO INC             COM   171340102        2       62  SHR          SOLE                62
CISCO SYSTEMS INC                  COM   17275R102       34    1,500  SHR          SOLE             1,500
CITIGROUP INC                      COM   172967101       50    1,000  SHR          SOLE             1,000
CLOROX CO-DEL                      COM   189054109        2       31  SHR          SOLE                31
COGNOS INC                         COM   19244C109        2       50  SHR          SOLE                50
CONOCOPHILLIPS                     COM   20825C104      119    2,000  SHR          SOLE             2,000
CORNING INC                        COM   219350105      812   33,284  SHR          SOLE            33,284
DIRECTV GROUP INC                  COM   25459L106       57    2,881  SHR          SOLE             2,881
DISNEY (WALT) COMPANY HOLDING CO   COM   254687106      320   10,365  SHR          SOLE            10,365
DOW CHEMICAL CO                    COM   260543103       39    1,000  SHR          SOLE             1,000
DUKE REALTY INVESTMENTS INC        COM   264411505       43    1,150  SHR          SOLE             1,150
EOG RESOURCES INC                  COM   26875P101        2       25  SHR          SOLE                25
EMBARQ CORP                        COM   29078E105        6      125  SHR          SOLE               125
EXELON CORP                        COM   30161N101      325    5,376  SHR          SOLE             5,376
EXXON MOBIL CORP                   COM   30231G102    1,037   15,452  SHR          SOLE            15,452
FPL GROUP INC                      COM   302571104      777   17,270  SHR          SOLE            17,270
FEDEX CORP                         COM   31428X106      109    1,000  SHR          SOLE             1,000
GENERAL DYNAMICS CORP              COM   369550108      670    9,353  SHR          SOLE             9,353
GENERAL ELECTRIC CO                COM   369604103      968   27,409  SHR          SOLE            27,409
GLAXO SMITHKLINE PLC               COM   37733W105      598   11,229  SHR          SOLE            11,229
HCC INSURANCE HOLDINGS INC         COM   404132102        2       60  SHR          SOLE                60
HALLIBURTON CO                     COM   406216101       85    3,000  SHR          SOLE             3,000
HARTFORD FIN SVCS INC COM          COM   416515104       87    1,000  SHR          SOLE             1,000
HAWAIIAN ELEC INDS                 COM   419870100       54    2,000  SHR          SOLE             2,000
HEWLETT PACKARD CO                 COM   428236103       46    1,265  SHR          SOLE             1,265
IDACORP INC                        COM   451107106        8      222  SHR          SOLE               222
INTEL CORP                         COM   458140100       41    2,000  SHR          SOLE             2,000
IBM CORP                           COM   459200101      587    7,160  SHR          SOLE             7,160
INTL GAME TECH                     COM   459902102      277    6,686  SHR          SOLE             6,686
JP MORGAN CHASE & CO               COM   46625H100      105    2,244  SHR          SOLE             2,244
JOHNSON & JOHNSON                  COM   478160104    1,749   26,926  SHR          SOLE            26,926
KEYCORP                            COM   493267108       37    1,000  SHR          SOLE             1,000
KIMBERLY CLARK CORP                COM   494368103      183    2,800  SHR          SOLE             2,800
KINDER MORGAN ENERGY PRTNRS        COM   494550106      132    3,000  SHR          SOLE             3,000
LABORATORY CORP OF AMERICA HLDGS   COM   50540R409        2       35  SHR          SOLE                35
LANDAMERICA FINANCIAL GROUP INC    COM   514936103       66    1,000  SHR          SOLE             1,000
LEGGETT & PLATT INC                COM   524660107       50    2,000  SHR          SOLE             2,000
ELI LILLY & CO                     COM   532457108      627   11,000  SHR          SOLE            11,000
LINEAR TECH CORP                   COM   535678106        2       60  SHR          SOLE                60
MCCORMICK & CO NON-VTG SHS         COM   579780206        2       48  SHR          SOLE                48
MEDCO HEALTH SOLUTIONS INC.        COM   58405U102       51      844  SHR          SOLE               844
MEDTRONIC INC                      COM   585055106        2       46  SHR          SOLE                46
MERCK & CO INC                     COM   589331107      293    7,000  SHR          SOLE             7,000
MERRILL LYNCH & CO                 COM   590188108        2       25  SHR          SOLE                25
MICROSOFT CORP                     COM   594918104        2       75  SHR          SOLE                75
MORGAN STANLEY DEAN WITTER & CO    COM   617446448      802   11,000  SHR          SOLE            11,000
MORNINGSTAR INC.                   COM   617700109        2       50  SHR          SOLE                50
MOTOROLA INC                       COM   620076109      225    9,000  SHR          SOLE             9,000
NATIONAL OILWELL INC               COM   637071101        2       30  SHR          SOLE                30
PACKAGING CORP OF AMERICA          COM   695156109      460   19,808  SHR          SOLE            19,808
PACTIV CORP                        COM   695257105        2       84  SHR          SOLE                84
PARKER HANNIFIN CORP               COM   701094104        2       25  SHR          SOLE                25
PEPSICO INC                        COM   713448108       65    1,000  SHR          SOLE             1,000
PFIZER                             COM   717081103      116    4,080  SHR          SOLE             4,080
PIONEER NATURAL RESOURCES CO       COM   723787107        2       50  SHR          SOLE                50
PLANTRONICS INC                    COM   727493108        1       60  SHR          SOLE                60
PRECISION CASTPARTS CORP           COM   740189105        3       41  SHR          SOLE                41
PROCTER & GAMBLE CO                COM   742718109      397    6,400  SHR          SOLE             6,400
PRUDENTIAL FINANCIAL INC           COM   744320102      153    2,000  SHR          SOLE             2,000
RARE HOSPITALITY INTL INC          COM   753820109        2       75  SHR          SOLE                75
RAYONIER INC                       COM   754907103       57    1,500  SHR          SOLE             1,500
REGIS CORP                         COM   758932107        2       58  SHR          SOLE                58
REGIONS FINANCIAL CORP             COM   7591EP100        2       60  SHR          SOLE                60
RESOURCES CONNECTION INC           COM   76122Q105        2       75  SHR          SOLE                75
ROCKWELL INTERNATIONAL CORP        COM   773903109        1       25  SHR          SOLE                25
ROYAL DUTCH SHELL PLC              COM   780259206      192    2,900  SHR          SOLE             2,900
SEI INVESTMENTS CO                 COM   784117103        2       40  SHR          SOLE                40
SANOFI-SYNTHELABS                  COM   80105N105        2       40  SHR          SOLE                40
HENRY SCHEIN INC                   COM   806407102        2       40  SHR          SOLE                40
SCHERING PLOUGH CORP               COM   806605101      671   30,364  SHR          SOLE            30,364
SCHLUMBERGER LTD                   COM   806857108      124    2,000  SHR          SOLE             2,000
SIGMA-ALDRICH CORP                 COM   826552101        2       33  SHR          SOLE                33
SMITH INTL INC                     COM   832110100      441   11,361  SHR          SOLE            11,361
JM SMUCKER CO                      COM   832696405        3       64  SHR          SOLE                64
SPRINT CORP (FON GROUP)            COM   852061100       43    2,500  SHR          SOLE             2,500
TARGET CORP                        COM   87612E106      166    3,000  SHR          SOLE             3,000
TEXAS INSTRUMENTS INC              COM   882508104        2       68  SHR          SOLE                68
TEXTRON INC                        COM   883203101       26      300  SHR          SOLE               300
TIME WARNER CO                     COM   887317105       27    1,500  SHR          SOLE             1,500
TORO CO                            COM   891092108        2       40  SHR          SOLE                40
TYCO INTL LTD                      COM   902124106      156    5,562  SHR          SOLE             5,562
US BANCORP                         COM   902973304      712   21,428  SHR          SOLE            21,428
UNION PACIFIC CORP                 COM   907818108      255    2,900  SHR          SOLE             2,900
UNITED TECHNOLOGIES CORP           COM   913017109      474    7,482  SHR          SOLE             7,482
VERIZON COMMUNICATIONS             COM   92343V104      668   17,995  SHR          SOLE            17,995
VIACOM INC NEW CLASS B             COM   92553P201      579   15,570  SHR          SOLE            15,570
VISTEON CORP                       COM   92839U107        2      235  SHR          SOLE               235
VULCAN MATERIALS CO                COM   929160109      336    4,293  SHR          SOLE             4,293
WACHOVIA CORP                      COM   929903102       45      800  SHR          SOLE               800
WAL-MART STORES INC                COM   931142103      625   12,665  SHR          SOLE            12,665
WASHINGTON MUTUAL INC              COM   939322103       87    2,000  SHR          SOLE             2,000
WELLS FARGO NEW                    COM   949746101       74    2,050  SHR          SOLE             2,050
WINDSTREAM CORPORATION             COM   97381W104       20    1,550  SHR          SOLE             1,550
WRIGLEY WM JR CO                   COM   982526105        2       41  SHR          SOLE                41
WYETH                              COM   983024100      177    3,488  SHR          SOLE             3,488
XCEL ENERGY INC                    COM   98389B100      345   16,719  SHR          SOLE            16,719
ACCENTURE LTD - CL A               COM   G1150G111        2       70  SHR          SOLE                70
WILLIS GROUP HOLDINGS LTD          COM   G96655108        2       50  SHR          SOLE                50

                                                     25,308  588,558                              588,558